Income tax (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Income Tax
Deferred income tax assets, not recognize	$ 132,442	$ 131,748
Deferred income tax liabilities, not recognize	$ 1,722	$ 1,792